Note 9 - Premises and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 9 Premises and Equipment

A summary of premises and equipment at December 31 is as follows:

(Dollars in thousands)	2013	2012
Land	$1,978	1,978
Office buildings and improvements	8,490	8,725
Furniture and equipment	11,350	12,722
	21,818	23,425
Accumulated depreciation	(15,107)	(16,252)
	$6,711	7,173